Financial Assets Held for Trading at Fair Value Through Profit or Loss (Details) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Financial Assets Held for Trading at Fair Value Through Profit or Loss (Details) [Line Items]
Maturity days	7 days	4 days
FCIC program		$ 245,620
Repurchase agreeements or modification by Instruments issued by the Chilean Government and Central Bank of Chile [Member]
Financial Assets Held for Trading at Fair Value Through Profit or Loss (Details) [Line Items]
Maturity days	2 days
Other instruments issued in Chile [Member]
Financial Assets Held for Trading at Fair Value Through Profit or Loss (Details) [Line Items]
Clients and financial institutions	$ 89,223	121,586
Instruments issued by the Chilean Government and Central Bank of Chile [Member]
Financial Assets Held for Trading at Fair Value Through Profit or Loss (Details) [Line Items]
Clients and financial institutions	10,038
Investments in Own-issued Letters of Credit [Member]
Financial Assets Held for Trading at Fair Value Through Profit or Loss (Details) [Line Items]
Financial asset investments in own-issued	$ 998	$ 1,733